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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07525


                      Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


           Pioneer Mid Cap Growth Fund
           Schedule of Investments  6/30/05 (unaudited)

Shares                                                          Value
           COMMON STOCKS - 99.2 %
           Energy - 1.7 %
           Integrated Oil & Gas - 1.7 %
122,400    Occidental Petroleum Corp.                        $ 9,416,232
           Total Energy                                      $ 9,416,232
           Materials - 1.4 %
           Diversified Metals & Mining - 1.4 %
202,300    Freeport-McMoRan Copper & Gold, Inc. (Class B)    $ 7,574,112
           Total Materials                                   $ 7,574,112
           Capital Goods - 8.1 %
           Aerospace & Defense - 1.7 %
121,200    L-3 Communications Holdings, Inc.                 $ 9,281,496
           Building Products - 2.1 %
274,500    American Standard Co., Inc.                       $11,507,040
           Construction & Farm Machinery & Heavy Trucks - 1.6 %
133,000    Deere & Co.                                       $ 8,710,170
           Industrial Machinery - 2.7 %
126,900    Dover Corp.                                       $ 4,616,622
100,600    ITT Industries, Inc.                                9,821,578
                                                             $14,438,200
           Total Capital Goods                               $43,936,906
           Commercial Services & Supplies - 1.6 %
           Diversified Commercial Services - 1.6 %
143,300    The Dun & Bradstreet Corp. *                      $ 8,834,445
           Total Commercial Services & Supplies              $ 8,834,445
           Consumer Durables & Apparel - 6.7 %
           Apparel, Accessories & Luxury Goods - 3.3 %
357,500    Fossil, Inc. *                                    $ 8,115,250
242,800    Liz Claiborne, Inc.                                 9,653,728
                                                             $17,768,978
           Footwear - 3.4 %
198,400    Reebok International, Ltd. *                      $ 8,299,072
259,200    The Timberland Co. *                               10,036,224
                                                             $18,335,296
           Total Consumer Durables & Apparel                 $36,104,274
           Consumer Services - 6.3 %
           Casinos & Gaming - 1.7 %
318,200    International Game Technology                     $ 8,957,330
           Education Services - 1.2 %
166,400    Career Education Corp. * (b)                      $ 6,091,904
           Restaurants - 2.0 %
227,100    Ruby Tuesday, Inc. (b)                            $ 5,881,890
104,500    Wendy's International, Inc.                         4,979,425
                                                             $10,861,315
           Specialized Consumer Services - 1.4 %
132,000    H & R Block, Inc.                                 $ 7,702,200
           Total Consumer Services                           $33,612,749
           Media - 1.8 %
           Advertising - 1.6 %
109,400    Omnicom Group                                     $ 8,736,684
           Publishing - 0.2 %
11,400     Getty Images, Inc. * (b)                          $   846,564
           Total Media                                       $ 9,583,248
           Retailing - 8.2 %
           Apparel Retail - 6.5 %
318,200    Aeropostale, Inc. *                               $10,691,520
271,800    American Eagle Outfitters, Inc.                     8,330,670
207,600    Pacific Sunwear of California, Inc. *               4,772,724
38,722     Ross Stores, Inc.                                   1,119,453
431,800    TJX Co., Inc.                                      10,514,330
                                                             $35,428,697
           Specialty Stores - 1.7 %
378,700    Claire's Stores, Inc.                             $ 9,107,735
           Total Retailing                                   $44,536,432
           Food, Beverage & Tobacco - 2.9 %
           Soft Drinks - 2.9 %
229,100    Cott Corp. * (b)                                  $ 5,001,253
180,000    Fomento Economico Mexicano SA de CV                10,722,600
                                                             $15,723,853
           Total Food, Beverage & Tobacco                    $15,723,853
           Household & Personal Products - 1.7 %
           Personal Products - 1.7 %
103,000    Alberto-Culver Co. (Class B)                      $ 4,462,990
127,500    Estee Lauder Co.                                    4,989,075
                                                             $ 9,452,065
           Total Household & Personal Products               $ 9,452,065
           Health Care Equipment & Services - 11.1 %
           Health Care Equipment - 5.2 %
356,700    Biomet, Inc.                                      $12,356,088
244,900    Boston Scientific Corp. *                           6,612,300
245,400    Respironics, Inc. *                                 8,861,394
                                                             $27,829,782
           Health Care Services - 4.4 %
190,900    DaVita, Inc. *                                    $ 8,682,132
354,900    IMS Health, Inc.                                    8,790,873
122,000    Quest Diagnostics, Inc.                             6,498,940
                                                             $23,971,945
           Managed Health Care - 1.5 %
116,400    Coventry Health Care, Inc. *                      $ 8,235,300
           Total Health Care Equipment & Services            $60,037,027
           Pharmaceuticals & Biotechnology - 13.5 %
           Biotechnology - 4.2 %
160,900    Biogen Idec, Inc. *                               $ 5,543,005
149,400    Charles River Laboratories International, Inc. *    7,208,550
389,300    Cubist Pharmaceuticals, Inc. *                      5,127,081
113,000    Gilead Sciences, Inc. *                             4,970,870
                                                             $22,849,506
           Pharmaceuticals - 9.3 %
366,100    Connetics Corp. * (b)                             $ 6,458,004
433,100    Endo Pharmaceuticals Holdings, Inc. *              11,381,868
860,037    IVAX Corp. *                                       18,490,796
450,183    Par Pharmaceutical Co., Inc. *                     14,320,321
                                                             $50,650,989
           Total Pharmaceuticals & Biotechnology             $73,500,495
           Banks - 2.9 %
           Thrifts & Mortgage Finance - 2.9 %
175,100    Doral Financial Corp. (b)                         $ 2,896,154
264,100    Sovereign Bancorp, Inc.                             5,899,994
178,000    The PMI Group, Inc.                                 6,938,440
                                                             $15,734,588
           Total Banks                                       $15,734,588
           Diversified Financials - 1.1 %
           Consumer Finance - 1.1 %
339,700    Providian Financial Corp. *                       $ 5,988,911
           Total Diversified Financials                      $ 5,988,911
           Insurance - 1.4 %
           Property & Casualty Insurance - 0.9 %
171,200    Axis Capital Holdings, Ltd.                       $ 4,844,960
           Reinsurance - 0.5 %
82,600     Montpelier RE Holdings, Ltd.                      $ 2,856,308
           Total Insurance                                   $ 7,701,268
           Software & Services - 14.4 %
           Data Processing & Outsourced Services - 2.4 %
212,100    Hewitt Associates, Inc. * (b)                     $ 5,622,771
214,500    SunGard Data Systems, Inc. *                        7,543,965
                                                             $13,166,736
           Internet Software & Services - 3.7 %
406,800    Ask Jeeves, Inc. * (b)                            $12,281,292
304,100    WebEx Communications, Inc. *                        8,031,281
                                                             $20,312,573
           Systems Software - 8.3 %
505,700    eResearch Technology, Inc. *                      $ 6,771,323
703,000    Macrovision Corp. *                                15,845,620
361,800    Symantec Corp. *                                    7,865,532
593,350    Veritas Software Corp. *                           14,477,740
                                                             $44,960,215
           Total Software & Services                         $78,439,524
           Technology, Hardware & Equipment - 10.9 %
           Communications Equipment - 4.3 %
1,568,100  Avaya, Inc. *                                     $13,046,592
286,100    Plantronics, Inc.                                  10,402,596
                                                             $23,449,188
           Computer Hardware - 1.1 %
133,000    Diebold, Inc.                                     $ 5,999,630
           Computer Storage & Peripherals - 4.8 %
114,900    Lexmark International Group, Inc. *               $ 7,448,967
87,700     Logitech International SA (A.D.R.) * (b)            5,593,512
555,600    Sandisk Corp. *                                    13,184,388
                                                             $26,226,867
           Electronic Equipment & Instruments - 0.7 %
101,200    Waters Corp. *                                    $ 3,761,604
           Total Technology, Hardware & Equipment            $59,437,289
           Semiconductors - 3.5 %
334,400    ATI Technologies, Inc. *                          $ 3,962,640
258,300    Linear Technology Corp.                             9,477,027
196,600    Microchip Technology                                5,823,292
           Total Semiconductors                              $19,262,959
           TOTAL COMMON STOCKS
           (Cost   $503,867,420)                             $538,876,377

Principal                                                       Value
 Amount
           TEMPORARY CASH INVESTMENTS - 0.9 %
           Repurchase Agreement - 0.9 %
 $ 5,000,00UBS Warburg, Inc., 2.75%, dated 6/30/05, repurchase price of
           $5,000,000 plus accrued interest on 7/1/05 collateralized by $5,106,000
           U.S. Treasury Note, 1.875%, 1/31/06.              $ 5,000,000
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost   $5,000,000)                               $ 5,000,000

           TOTAL INVESTMENTS IN SECURITIES - 100.1%
           (Cost $508,867,420)(a)                            $543,876,377

           OTHER ASSETS AND LIABILITIES - (0.1)%             $  -783,515

           TOTAL NET ASSETS - 100.0%                         $543,092,862

(A.D.R.)   American Depositary Receipt
*          Non-Income producing security

(a) At June 30, 2005, the net unrealized loss on investments based on cost for federal income tax purposes of $511,038,903 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost         $52,130,027

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value          (19,292,553)

           Net unrealized loss                               $32,837,474

(b)        At June 30, 2005, the following securities were out on loan:

Shares                          Security                      Market Value
227,200    Ask Jeeves, Inc. *                                $ 6,861,440
157,205    Career Education Corp. *                            5,755,275
1,200      Connetics Corp. *                                      21,168
217,601    Cott Corp. *                                        4,750,230
166,300    Doral Financial Corp.                               2,750,602
24,850     Getty Images, Inc. *                                1,845,361
35,600     Hewitt Associates, Inc. *                             943,756
83,300     Logitech International SA (A.D.R.) *                5,312,874
46,763     Ruby Tuesday, Inc.                                  1,211,162
           Total                                             $29,451,868




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.